GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Changes in Book Value of Goodwill by Segment (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Goodwill, Beginning Balance	$ 987	$ 10,508	$ 16,516
Impairment			$ (5,981)
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]			Impairment charges
Disposition		(20)
Foreign currency		0	$ (27)
Acquisition	183
Measurement period adjustments	430
Goodwill, Ending Balance	1,600	10,488	10,508
Goodwill, accumulated impairment loss			19,340	$ 13,350
Reduction in goodwill	9,540
Skydance Media, LLC (“Skydance”)
Goodwill
Goodwill, Beginning Balance	40
Operating Segments | TV Media
Goodwill
Goodwill, Beginning Balance	0	5,160	11,168
Impairment			$ (5,981)
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]			Impairment charges
Disposition		(20)
Foreign currency			$ (27)
Acquisition	183
Measurement period adjustments	41
Goodwill, Ending Balance	224	5,140	5,160
Operating Segments | Direct-to-Consumer
Goodwill
Goodwill, Beginning Balance	947	2,728	2,728
Measurement period adjustments	325
Goodwill, Ending Balance	1,272	2,728	2,728
Operating Segments | Filmed Entertainment
Goodwill
Goodwill, Beginning Balance		2,620	2,620
Goodwill, Ending Balance		$ 2,620	$ 2,620
Operating Segments | Studios
Goodwill
Goodwill, Beginning Balance	40
Measurement period adjustments	64
Goodwill, Ending Balance	$ 104